Average Annual Total Returns{- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Investor PRO-10 - Equity-Income Portfolio	VIP Equity-Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Investor VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	24.83%	11.86%	12.44%	25.37%	11.00%	12.89%